Inventory - Components of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Inventory Disclosure [Abstract]
Course materials in schools	$ 5,787	$ 7,383
Publications in bookstores	21,516	16,600
Inventory	$ 27,303	$ 23,983